Note 10 - Supplemental Cash Flow Data (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ 0	$ 3